Janus Henderson U.S. Dividend Income Fund
Schedule of Investments (unaudited)
June 30, 2024

	Shares	Value
Common Stocks – 100.8%
Aerospace & Defense – 0.5%
Raytheon Technologies Corp	861	$86,436
Air Freight & Logistics – 0.9%
United Parcel Service Inc	1,142	156,283
Banks – 8.3%
Bank of America Corp	11,593	461,053
JPMorgan Chase & Co	3,931	795,084
US Bancorp	3,874	153,798
		1,409,935
Beverages – 1.6%
Coca-Cola Co	4,142	263,638
Biotechnology – 6.8%
AbbVie Inc	1,926	330,348
Amgen Inc	1,285	401,498
Gilead Sciences Inc	6,151	422,020
		1,153,866
Building Products – 1.5%
Trane Technologies PLC	764	251,302
Capital Markets – 8.5%
CME Group Inc	2,845	559,327
Goldman Sachs Group Inc	800	361,856
Intercontinental Exchange Inc	1,199	164,131
Morgan Stanley	3,624	352,217
		1,437,531
Commercial Services & Supplies – 1.1%
Waste Management Inc	856	182,619
Consumer Finance – 2.2%
American Express Co	1,649	381,826
Diversified Telecommunication Services – 1.4%
Verizon Communications Inc	5,575	229,913
Electrical Equipment – 1.7%
Eaton Corp PLC	925	290,034
Entertainment – 0.9%
Walt Disney Co	1,536	152,509
Food & Staples Retailing – 3.9%
Sysco Corp	7,006	500,158
Target Corp	1,118	165,509
		665,667
Food Products – 1.6%
Hershey Co	1,478	271,701
Health Care Equipment & Supplies – 4.9%
Abbott Laboratories	3,304	343,318
Medtronic PLC	6,132	482,650
		825,968
Health Care Providers & Services – 2.5%
UnitedHealth Group Inc	850	432,871
Hotels, Restaurants & Leisure – 2.7%
Marriott International Inc/MD - Class A	594	143,611
McDonald's Corp	1,210	308,357
		451,968
Household Durables – 2.0%
Garmin Ltd	2,068	336,919
Household Products – 2.7%
Procter & Gamble Co	2,769	456,663
Industrial Conglomerates – 3.8%
3M Co	3,489	356,541
Honeywell International Inc	1,318	281,446
		637,987
Industrial Real Estate Investment Trusts (REITs) – 1.6%
Prologis Inc	2,496	280,326
Information Technology Services – 5.1%
Accenture PLC	592	179,619
International Business Machines Corp	3,961	685,055
		864,674

	Shares	Value
Common Stocks – (continued)
Insurance – 3.7%
Marsh & McLennan Cos Inc	1,406	$296,272
Travelers Cos Inc	1,624	330,224
		626,496
Interactive Media & Services – 1.1%
Meta Platforms Inc - Class A	366	184,545
Machinery – 1.2%
Cummins Inc	740	204,928
Oil, Gas & Consumable Fuels – 6.2%
Chevron Corp	3,400	531,828
ConocoPhillips	4,626	529,122
		1,060,950
Pharmaceuticals – 2.2%
Merck & Co Inc	2,973	368,057
Professional Services – 3.4%
Booz Allen Hamilton Holding Corp	1,058	162,826
Paychex Inc	3,566	422,785
		585,611
Semiconductor & Semiconductor Equipment – 11.2%
Broadcom Inc	316	507,347
Lam Research Corp	373	397,189
NXP Semiconductors NV	1,708	459,606
Texas Instruments Inc	2,770	538,848
		1,902,990
Software – 2.5%
Oracle Corp	2,989	422,047
Specialty Retail – 2.0%
Home Depot Inc	996	342,863
Textiles, Apparel & Luxury Goods – 1.1%
NIKE Inc - Class B	2,534	190,988
Total Common Stocks (cost $15,312,947)		17,110,111
Investment Companies – 0.9%
Money Markets – 0.9%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº,£ (cost $145,624)	145,595	145,624
Total Investments (total cost $15,458,571) – 101.7%		17,255,735
Liabilities, net of Cash, Receivables and Other Assets – (1.7)%		(288,455)
Net Assets – 100%		$16,967,280

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income
Investment Companies - 0.9%
Money Markets - 0.9%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº
	$165,317	$16,138,058	$(16,157,734)	$(5)	$(12)	$145,624	145,595	$6,396

Notes to Schedule of Investments (unaudited)
LLC	Limited Liability Company
PLC	Public Limited Company

ºº	Rate shown is the 7-day yield as of June 30, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$17,110,111	$-	$-
Investment Companies	-	145,624	-
Total Assets	$17,110,111	$145,624	$-

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70545 08-24